Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Line Items]
Goodwill Impairment	$ 0.0	$ 0.0	$ 0.0
Minimum [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Estimated useful life of finite lived intangible assets	1 year
Maximum [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Estimated useful life of finite lived intangible assets	7 years
Cost of Sales [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Amortization expense for intangible assets	$ 20.9	17.9	18.4
Operating Expense [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Amortization expense for intangible assets	$ 41.9	$ 32.7	$ 34.5
Customer Relationships [Member] | Minimum [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Estimated useful life of finite lived intangible assets	6 years
Customer Relationships [Member] | Maximum [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Estimated useful life of finite lived intangible assets	17 years
Other Intangible Assets [Member] | Minimum [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Estimated useful life of finite lived intangible assets	1 year
Other Intangible Assets [Member] | Maximum [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Estimated useful life of finite lived intangible assets	10 years